SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Leases
2026	$ 36,000
2027	36,000
2028	39,600
Total future minimum lease payments	111,600
Less: imputed interest	(8,305)
Total lease liability	103,295	$ 38,563
Less: current portion	(31,373)	(38,563)
Long-term portion	$ (71,922)